MARKETABLE SECURITIES - Summary of the Movements in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities1 [Abstract]
Marketable securities, beginning balance	$ 7,432	$ 236,281	$ 2,435
Marketable securities acquired	0	0	167,709
Proceeds from sale of marketable securities	0	(251,839)	0
Gain on marketable securities sold during the year	0	18,994	0
Unrealized gain (loss) on marketable securities held at the end of the year	(3,405)	3,996	66,137
Marketable securities, ending balance	$ 4,027	$ 7,432	$ 236,281